Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income
Note 10:	Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2015	2014

Net unrealized gain on securities available-for-sale	$1,197,486	$1,078,004

Tax effect	(407,145)	(366,521)

Net-of-tax amount	$790,341	$711,483